DERIVATIVES (DERIVATIVES WITH MASTER NETTING ARRANGEMENTS) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Contract [Member]
Derivative [Line Items]
Gross amounts offset in the balance sheet	$ 0	$ 0
Net amounts of assets presented in the balance sheet	107.2	156.2
Financial instruments	0	0
Cash collateral received	0	0
Net amount	107.2	156.2
Interest Rate Contract [Member]
Derivative [Line Items]
Gross amounts recognized	(0.2)	0.2
Gross amounts offset in the balance sheet	1.5	0.4
Net amounts of assets presented in the balance sheet	1.3	0.6
Financial instruments	0	0
Cash collateral received	0	0
Net amount	1.3	0.6
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gross amounts recognized	$ 107.2	$ 156.4